BUSINESS COMBINATIONS	12 Months Ended
Feb. 29, 2016
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

DragonWave HFCL India Private Limited

        Non-controlling interest consists of the minority owned portion of the Company's 50.1% owned subsidiary, DragonWave HFCL India Private Limited. During the year ended February 29, 2016, the minority owner, HFCL, made a capital contribution of nil (2015 – $164).